Segmental information - Reconciliation of underlying EBITDA to profit after taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Profit after tax for the period	$ 7,194	$ 4,536
Taxation	2,119	2,201
Profit before taxation	9,313	6,737
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation	3,394	2,845
Depreciation and amortisation in equity accounted units	333	303
Finance items in subsidiaries	961	951
Taxation and finance items in equity accounted units	918	730
Unrealised (gains)/losses on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(68)	(144)
Impairment charges net of reversals	0	122
Impairment reversal included within share of profit after tax of equity accounted units	(22)	0
Gains on disposal of interests in businesses	(19)	0
Change in closure estimates (non-operating and fully impaired sites)	16	3
Underlying EBITDA	14,826	11,547
Capitalised depreciation	219	$ 113
Equity accounted unit, tax charge	(7)
Profit after tax of equity accounted unit	$ 15